Condensed Deutsche Bank AG (Parent Company Only) Financial Information - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Total assets	€ 1,440,000	€ 1,391,000	€ 1,317,000
Liabilities and equity:
Deposits	695,000	668,000	625,000
Total equity	82,285	81,865	€ 76,330	€ 72,141
Deutsche Bank AG
Assets:
Cash and central bank balances	134,099	117,769
Financial assets at fair value through other comprehensive income	69,543	68,423
Investments in associates	286	285
Total assets	1,345,738	1,333,177
Liabilities and equity:
Long-term debt	154,647	154,437
Total liabilities	1,275,900	1,265,448
Total shareholders’ equity	58,130	56,179
Additional equity components	11,708	11,550
Total equity	69,838	67,729
Total liabilities and equity	1,345,738	1,333,177
Deutsche Bank AG | Bank subsidiaries
Assets:
Interbank balances (w/o central banks)	17,850	24,335
Central bank funds sold, securities purchased under resale agreements, securities borrowed:	0	0
Financial assets at fair value through profit or loss	1,935	2,049
Investments in subsidiaries	7,625	6,830
Loans	45,311	45,569
Other assets	2,406	2,727
Liabilities and equity:
Deposits	29,303	28,657
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	591	1,298
Financial liabilities at fair value through profit or loss	2,795	3,038
Other short-term borrowings	38	586
Other liabilities	1,609	1,624
Deutsche Bank AG | Nonbank subsidiaries
Assets:
Central bank funds sold, securities purchased under resale agreements, securities borrowed:	9,295	9,340
Financial assets at fair value through profit or loss	3,410	2,203
Investments in subsidiaries	26,527	26,311
Loans	36,208	36,467
Other assets	13,103	10,947
Liabilities and equity:
Deposits	14,750	14,197
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	25,404	28,881
Financial liabilities at fair value through profit or loss	2,471	1,329
Other short-term borrowings	801	684
Other liabilities	7,455	6,282
Deutsche Bank AG | Other
Assets:
Interbank balances (w/o central banks)	8,567	5,298
Central bank funds sold, securities purchased under resale agreements, securities borrowed:	37,424	40,835
Financial assets at fair value through profit or loss	457,523	480,479
Loans	350,513	353,037
Other assets	124,113	100,273
Liabilities and equity:
Deposits	594,883	568,530
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	4,077	3,718
Financial liabilities at fair value through profit or loss	335,286	359,961
Other short-term borrowings	17,984	9,681
Other liabilities	€ 83,806	€ 82,547